STOCK OPTIONS: (Details) (USD $)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Schedule Of Stock Options [Line Items]
Outstanding Number of Options Beginning Balnce	358,459	218,539	211,739
Granted Number of Options	134,600	140,320	6,800
Exercised Number of Options	0
Expired Number of Options	(25,136)	(400)	0
Outstanding Number of Options Ending Balance	467,923	358,459	218,539
Vested and Exercisable Number of Options Ending Balance	290,300	234,225
Outstanding Weighted-Average Exercise Price Beginning Balance	$ 20.00	$ 20.00	$ 20.00
Granted Weighted-Average Exercise Price	$ 9.375	$ 18.75	$ 15.00
Exercised Weighted-Average Exercise Price	$ 0
Expired Weighted Average Exercise Price	$ 18.75	$ 12.50	$ 0
Outstanding Weighted-Average Exercise Price Ending Balance	$ 17.50	$ 20.00	$ 20.00
Vested and Exercisable Weighted-Average Exercise Price Ending Balance	$ 17.50	$ 20.00
Outstanding Weighted Average Remaining Contractual Life In Years		8 years 1 month 6 days	7 years 4 months 24 days
Granted Weighted Average Remaining Contractual Life In Years		9 years	9 years 2 months 12 days
Cancelled or Expired Weighted Average Remaining Contractual Life In Years		6 years 9 months	0 years
Outstanding Weighted Average Remaining Contractual Life In Years			8 years 1 month 6 days
Vested & Exercisable Weighted Average Remaining Contractual Life In Years	1 year 5 months 1 day	5 years 9 months
Outstanding Aggregate Intrinsic Value	$ 0	$ 367,417	$ 415,967
Granted Aggregate Intrinsic Value		0	15,200
Cancelled or Expired Aggregate Intrinsic Value		0	0
Outstanding Aggregate Intrinsic Value		0	367,417
Vested and Exercisable Aggregate Intrinsic Value		$ 0